8. Income Taxes (Details - Deferred tax assets) - USD ($)	Aug. 31, 2020	Aug. 31, 2019
Net operating loss carryforwards	$ 3,615,744	$ 1,994,843
Valuation allowance	(3,615,744)	(1,994,843)
Net deferred income tax assets	0	0
United States [Member]
Net operating loss carryforwards	1,800,098	785,628
Valuation allowance	(1,800,098)	(785,628)
Net deferred income tax assets	0	0
Outside U.S. [Member
Net operating loss carryforwards	1,845,645	1,209,215
Valuation allowance	(1,845,645)	(1,209,215)
Net deferred income tax assets	$ 0	$ 0